Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Non-current financial assets, equity investments	$ 1,663	$ 1,577
Non-current financial asstets debt securities	34	36
Non-current financial assets, fund investments	366	366
Noncurrent financial assets, total financial investments	2,063	1,979
Long term receivables from finance subleases	70	83
Other long-term receivables	184	125
Contingent consideration receivables	641	625
Long-term loans, advances and security deposits	78	89
Total financial assets	$ 3,036	$ 2,901